DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, Going Concern (Details) - USD ($)		6 Months Ended
	May 03, 2022	Jun. 30, 2022	Jun. 30, 2021	May 16, 2022	Dec. 31, 2021	Dec. 31, 2020
Going Concern [Abstract]
Cash		$ 157,110			$ 575,739	$ 1,478,928
Marketable securities held in Trust Account		34,831,528			175,110,029	$ 175,089,531
Working capital deficit		6,406,679			$ 2,550,274
Amount released from trust account to pay such shareholders		$ 140,378,518	$ 0
Class A Ordinary Shares [Member]
Going Concern [Abstract]
Ordinary shares, redeemed (in shares)	13,824,311
Amount released from trust account to pay such shareholders	$ 140,378,518
Share price (in dollars per share)	$ 10.15
Ordinary shares, shares outstanding (in shares)		0		3,425,689	0